American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
October 31, 2019

One Choice In Retirement Portfolio - Schedule of Investments
OCTOBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.1%
Domestic Equity Funds — 34.9%
NT Disciplined Growth Fund G Class	2,117,719	26,958,565
NT Equity Growth Fund G Class	8,731,685	117,091,891
NT Growth Fund G Class	4,233,058	76,872,334
NT Heritage Fund G Class	2,156,508	27,948,350
NT Large Company Value Fund G Class	11,735,013	135,539,398
NT Mid Cap Value Fund G Class	4,945,874	61,032,087
NT Small Company Fund G Class	3,503,807	28,205,649
Small Cap Growth Fund G Class	31,488	577,481
Small Cap Value Fund G Class	74,374	571,189
Sustainable Equity Fund G Class	1,380,298	42,292,320
		517,089,264
Domestic Fixed Income Funds — 33.5%
Inflation-Adjusted Bond Fund G Class	3,804,618	44,704,257
NT Diversified Bond Fund G Class	26,975,975	297,545,000
NT High Income Fund G Class	5,251,698	50,468,818
Short Duration Inflation Protection Bond Fund G Class	10,018,898	104,597,290
		497,315,365
International Fixed Income Funds — 11.2%
Emerging Markets Debt Fund G Class	1,630,871	17,058,908
Global Bond Fund G Class	10,971,831	115,643,103
International Bond Fund G Class	2,513,900	33,560,570
		166,262,581
International Equity Funds — 10.5%
NT Global Real Estate Fund G Class	1,333,208	15,571,867
NT International Growth Fund G Class	5,610,435	62,388,040
NT International Small-Mid Cap Fund G Class	706,058	7,427,732
NT International Value Fund G Class	7,800,583	70,829,293
		156,216,932
Money Market Funds — 10.0%
U.S. Government Money Market Fund G Class	147,413,822	147,413,822
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,276,159,861)		1,484,297,964
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,609,374)
TOTAL NET ASSETS — 100.0%		$1,482,688,590

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$40,374	$1,526	$28,180	$(13,720)	—	—	$11,908	$1,439
NT Disciplined Growth Fund	26,194	628	107	244	$26,959	2,118	27	—
NT Equity Growth Fund	120,641	1,596	4,860	(285)	117,092	8,732	1,083	449
NT Growth Fund	77,800	647	2,047	472	76,872	4,233	353	—
NT Heritage Fund	28,593	170	—	(815)	27,948	2,157	—	—
NT Large Company Value Fund	136,859	1,995	6,073	2,759	135,540	11,735	753	812
NT Mid Cap Value Fund	61,463	724	2,139	984	61,032	4,946	286	370
NT Small Company Fund	29,233	1,248	2,064	(211)	28,206	3,504	(51)	223
Small Cap Growth Fund	—	579	—	(2)	577	31	—	—
Small Cap Value Fund	—	579	—	(8)	571	74	—	—
Sustainable Equity Fund	—	42,177	—	115	42,292	1,380	—	—
Inflation-Adjusted Bond Fund	46,040	—	1,755	419	44,704	3,805	32	—
NT Diversified Bond Fund	307,562	8,087	22,130	4,026	297,545	26,976	575	2,292
NT High Income Fund	51,410	797	1,474	(264)	50,469	5,252	(50)	796
Short Duration Inflation Protection Bond Fund	107,144	184	3,235	504	104,597	10,019	12	—
Emerging Markets Debt Fund	17,290	210	506	65	17,059	1,631	—	210
Global Bond Fund	119,898	684	6,247	1,308	115,643	10,972	328	—
International Bond Fund	33,656	—	544	449	33,561	2,514	34	—
NT Global Real Estate Fund	15,318	—	1,051	1,305	15,572	1,333	122	—
NT International Growth Fund	62,773	158	2,408	1,865	62,388	5,610	505	—
NT International Small-Mid Cap Fund	7,216	—	—	212	7,428	706	—	—
NT International Value Fund	70,087	2,540	4,001	2,203	70,829	7,801	(410)	—
U.S. Government Money Market Fund	151,824	1,589	5,999	—	147,414	147,414	—	795
	$1,511,375	$66,118	$94,820	$1,625	$1,484,298	262,943	$15,507	$7,386

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.